Expense Example {- Fidelity Advisor Focused Emerging Markets Fund} - 10.31 Fidelity Advisor Focused Emerging Markets Fund - AMCIZ PRO-15 - Fidelity Advisor Focused Emerging Markets Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Focused Emerging Markets Fund-Class A
Expense Example:
1 year	$ 704
3 years	975
5 years	1,267
10 years	2,095
Fidelity Advisor Focused Emerging Markets Fund-Class M
Expense Example:
1 year	509
3 years	843
5 years	1,200
10 years	2,205
Fidelity Advisor Focused Emerging Markets Fund-Class C
Expense Example:
1 year	315
3 years	664
5 years	1,139
10 years	2,253
Fidelity Advisor Emerging Markets Fund - Class I
Expense Example:
1 year	105
3 years	328
5 years	569
10 years	1,259
Fidelity Advisor Focused Emerging Markets Fund-Class Z
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	$ 1,108